Income Taxes - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Increase in valuation allowance					$ 2,966,283
Federal net operating loss carryovers					$ 29,814,000	$ 15,873,000
Percentage of offset on taxable income for Federal net operating loss carryovers					80.00%
Accrued interest or penalties related to uncertain tax positions					$ 0	$ 0
Effective tax rate	0.55%	(0.84%)	0.35%	(0.83%)	(0.84%)	(1.49%)